Acquisitions (Pro Forma Results Of Operations Table) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Revenues	$ 40,398	$ 37,560
Net income	868	865
Net income attributable to partners	$ 866	$ 863
Basic net income (loss) per Limited Partner unit	$ 1.55	$ 1.54
Diluted net income (loss) per Limited Partner unit	$ 1.55	$ 1.54